Restatement of Previously Issued Financial Statements - Summary of Restatement of Balance Sheet ,Statement of Operations and Cash Flow Statement (Parenthetical) (Detail) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, par or stated value per share	0.0001	0.0001
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value	0.0001	0.0001	0.0001
Temporary equity, par or stated value per share		0.0001	0.0001
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001